Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets	$3,465	$5,468,519	$187,379	$5,659,363

Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities	$-	$(66,700)	$(99,762)	$(166,462)

At December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,136	$-	$38,136
Obligations of U.S. Government sponsored entities	-	1,211,304	-	1,211,304
Obligations of Puerto Rico, States and political subdivisions	-	52,702	-	52,702
Collateralized mortgage obligations - federal agencies	-	1,238,294	-	1,238,294
Collateralized mortgage obligations - private label	-	84,938	-	84,938
Mortgage-backed securities	-	2,568,396	7,759	2,576,155
Equity securities	3,952	5,523	-	9,475
Other	-	25,848	-	25,848
Total investment securities available-for-sale	$3,952	$5,225,141	$7,759	$5,236,852

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$16,438	$-	$16,438
Collateralized mortgage obligations	-	769	2,746	3,515
Mortgage-backed securities - federal agencies	-	472,806	20,238	493,044
Other	-	30,423	2,810	33,233
Total trading account securities	$-	$520,436	$25,794	$546,230
Mortgage servicing rights	$-	$-	$166,907	$166,907
Derivatives	-	72,993	-	72,993
Total assets	$3,952	$5,818,570	$200,460	$6,022,982

Liabilities
Derivatives	$-	$(76,344)	$-	$(76,344)
Trading liabilities	-	(10,459)	-	(10,459)
Equity appreciation instrument	-	(9,945)	-	(9,945)
Contingent consideration	-	-	(92,994)	(92,994)
Total liabilities	$-	$(96,748)	$(92,994)	$(189,742)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
Year ended December 31, 2011
								Changes in
								unrealized
								gains
								(losses)
								included in
			Gains					earnings/OCI
			(losses)					related to
			included					assets still
	Balance at	Initial	in				Balance at	held at
	December 31,	fair value on	earnings/				December 31,	December 31,
(In millions)	2010	acquisition	OCI	Purchases	Sales	Settlements	2011	2011
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$8	$-	$-	$-	$-	$(1)	$7	$-
Total investment securities
available-for-sale	$8	$-	$-	$-	$-	$(1)	$7	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$-	$-	$-	$3	$-
Mortgage- backed securities-
federal agencies	20	-	-	14	(10)	(2)	22	-
Other	3	-	-	4	(3)	-	4	1
Total trading account securities	$26	$-	$-	$18	$(13)	$(2)	$29	$1 [b]
Mortgage servicing rights	$167	$-	$(37)	$21	$-	$-	$151	$(20) [c]
Total assets	$201	$-	$(37)	$39	$(13)	$(3)	$187	$(19)
Liabilities
Contingent consideration	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6) [d]
Total liabilities	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6)

Year ended December 31, 2010
										Changes in
										unrealized
										gains
										(losses)
										included in
			Gains							earnings/OCI
			(losses)							related to
		Initial	included							assets still
	Balance at	fair value	in					Transfers	Balance at	held at
	December 31,	on	earnings/					in (out) of	December 31,	December 31,
(In millions)	2009	acquisition	OCI	Issuances	Purchases	Sales	Settlements	Level 3	2010	2010
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$-
Total investment securities
available-for-sale	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$- [a]
Trading account securities:
Collateralized mortgage
obligations	$3	$-	$-	$-	$-	$-	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	224	-	3	-	23	(49)	(11)	(170)	20	-
Other	3	-	-	-	1	(1)	-	-	3	-
Total trading account securities	$230	$-	$3	$-	$24	$(50)	$(11)	$(170)	$26	$- [b]
Mortgage servicing rights	$170	$-	$(23)	$-	$20	$-	$-	$-	$167	$(17) [c]
Total assets	$434	$-	$(19)	$3	$44	$(50)	$(14)	$(197)	$201	$(17)
Liabilities
Contingent consideration	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4) [d]
Total liabilities	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4)

Year ended December 31, 2009
					Changes in
					unrealized
					gains
					(losses)
					included in
		Gains			earnings/OCI
		(losses)			related to
		included			assets still
	Balance at	in	Purchases,	Balance at	held at
	December 31,	earnings/	sales, issuances,	December 31,	December 31,
(In millions)	2008	OCI	and settlements (net)	2009	2009
Assets
Investment securities available-for-sale:
Mortgage-backed securities	$37	$-	$(3)	$34	$-
Total investment securities available-for-sale	$37	$-	$(3)	$34	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	292	3	(71)	224	6
Other	5	(1)	(1)	3	-
Total trading account securities	$300	$2	$(72)	$230	$6 [b]
Mortgage servicing rights	$176	$(31)	$25	$170	$(18) [c]
Loans measured at fair value
pursuant to fair value option	$5	$1	$(6)	$-	$- [d]
Total assets	$518	$(28)	$(56)	$434	$(12)

Gains and Losses (Realized and Unrealized) Included in Earnings for Level 3 Assets and Liabilities
	2011		2010		2009
		Changes in unrealized		Changes in unrealized		Changes in unrealized
	Total gains	gains (losses)	Total gains	gains (losses)	Total gains	gains (losses)
	(losses) included	relating to assets still	(losses) included	relating to assets still	(losses) included	relating to assets still
(In millions)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
FDIC loss share
(expense) income	$(6)	$(6)	$(4)	$(4)	$-	$-
Other service fees	(37)	(20)	(23)	(17)	(31)	(18)
Trading account profit	-	1	3	-	2	6
Loss from discontinued
operations, net of tax	-	-	-	-	1	-
Total	$(43)	$(25)	$(24)	$(21)	$(28)	$(12)

Aggregate Fair Value Measurements of Assets
	Carrying value at December 31, 2011			Carrying value at December 31, 2010			Carrying value at December 31, 2009
(In millions)	Level 3	Total	Write-downs	Level 3	Total	Write-downs	Level 3	Total	Write-downs
Loans[1]	$96	$96	$(6)	$204	$204	$(14)	$877	$877	$(250)
Loans held-for-sale [2]	84	84	(30)	671	671	(342)	-	-	(3)
Other real estate owned [3]	91	91	(23)	45	45	(28)	60	60	(28)
Other foreclosed assets[3]	-	-	(1)	-	-	(1)	5	5	(1)
Total	$271	$271	$(60)	$920	$920	$(385)	$942	$942	$(282)